SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Stock compensation	$ 88,753
Net operating loss carryforwards	348,658	95,049
Total deferred tax assets	437,411	95,049
Less: valuation allowance	(437,411)	(95,049)
Deferred tax assets, net